Earnings (Losses) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Losses Per Share
Schedule of earning per share Basic

		Year ended December 31,
	2021	2020	2019
Net profit (loss) from continuing operations attributable to equity holders of the Company (€ in thousand)	(73,425)	(64,393)	(1,744)
Weighted average number of outstanding shares	97,619,320	90,757,173	91,744,268
Basic earnings (losses) from continuing operations per share (€ per share)	(0.75)	(0.71)	(0.02)

Schedule of earning per share Diluted

		Year ended December 31,
	2021	2020	2019
Profit used to determine diluted earnings per share (€ in thousand)	(73,425)	(64,393)	(1,744)
Weighted average number of outstanding shares for diluted earnings (losses) per share[3]	97,619,320	90,757,173	91,744,268
Diluted earnings/(losses) from continuing operations per share (€ per share)	(0.75)	(0.71)	(0.02)